Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (92,931)	$ (5,480)	$ (23,364)	$ (88,424)	$ (47,519)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	3,112	2,926	3,961	3,779	3,777
Amortization of debt issuance costs and debt discount	34	3,108	3,142	7,909	10,664
Payment on the Scilex Pharma Notes attributed to accreted interest related to the debt discount	0	(21,190)	(21,190)	(12,487)	(10,866)
Gain on debt extinguishment, net	0	(28,634)	(28,634)	12,463	0
Non-cash operating lease cost	330	351	492	372	825
Stock-based compensation	10,813	4,027	5,280	5,822	5,395
Issuance of shares under Settlement Agreement	750	0
Loss (gain) on derivative liability	1,090	(5,300)	(8,310)	300	(800)
Change in fair value of debt and liability instruments	4,197	0
Scilex Pharma Notes principal increase			0	28,000	0
Other	(19)	0
Forfeitures of Private Warrants			1,697	0	0
Changes in operating assets and liabilities:
Accounts receivables, net	4,808	(3,206)	(6,968)	(1,142)	(598)
Inventory	(2,565)	1,629	1,184	(1,417)	2,379
Prepaid expenses and other	1,072	(3,478)	(2,629)	1,479	(1,035)
Other long-term assets	804	385	350	0	2,580
Accounts payable	11,486	2,967	2,806	(3,836)	(4,062)
Accrued Payroll	1,779	(2,307)	(2,379)	(21)	1,247
Accrued expenses	5,525	(1,373)	(123)	664	(1,066)
Accrued rebates and fees	34,907	13,776	23,531	(255)	3,117
Other liabilities	(519)	(255)	(392)	(80)	(604)
Related party payable	0	21,521	30,125	18,210	5,105
Other long-term liabilities	10	0	163	0	0
Net cash used for operating activities	(15,317)	(20,533)	(21,258)	(28,664)	(31,461)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(134)	(2,060)	(2,060)	0	0
Purchase of property, plant, and equipment	(29)	(7)	(7)	0	(25)
Net cash used for investing activities	(163)	(2,067)	(2,067)	0	(25)
Financing activities
Proceeds from the Business Combination			3,375	0	0
Proceeds from issuance of shares under Standby Equity Purchase Agreements	27,589	0
Proceeds from issuance of Convertible Debentures	24,000	0
Repayment of Convertible Debentures	(10,953)	0
Proceeds from issuance of Revolving Facility	52,550	0
Repayment of Revolving Facility	(45,272)	0
Transaction costs paid related to the Business Combination	(1,372)	0	(2,949)	0	0
Payments of debt issuance costs	(380)	0
Disbursement of funds to Sorrento	(20,000)	0
Cash consideration paid in connection with share repurchase	(10,000)	0
Transaction costs paid in connection with share repurchase	(1,987)	0
Proceeds from stock options and warrants exercised	1,101	96	96	0	50
Proceeds from related party payable	0	51,900	51,900	47,850	18,400
Proceeds from related party note payable	0	62,500	62,500	14,700	10,300
Proceeds from other loans	0	9,857	9,857	47,832	11,007
Repayment of principal on the Scilex Pharma Notes	0	(84,808)	(84,808)	(33,387)	(58,927)
Repayment on other loans	0	(18,800)	(18,800)	(48,832)	0
Net cash proceeds from financing activities	15,276	20,745	21,171	28,163	(19,170)
Net change in cash, cash equivalents and restricted cash	(204)	(1,855)	(2,154)	(501)	(50,656)
Cash, cash equivalents and restricted cash at beginning of period	2,184	4,338	4,338	4,839	55,495
Cash, cash equivalents and restricted cash at end of period	1,980	2,483	2,184	4,338	4,839
Supplemental disclosure of non-cash financing activity
Issuance of shares to B. Riley pursuant to B. Riley Purchase Agreement	1,869	0
Conversion of Convertible Debentures into common stock	7,735	0
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification	2,523	0
Oramed Note issuance at fair value	106,252	0
Other non-cash consideration in connection with share repurchase	26,154	0
Excise tax in connection with share repurchase included in accrued expenses	1,375	0
Deferred consideration for Romeg intangible asset acquisition	0	3,650	3,650	0	0
Promissory Note issued to Sorrento in exchange for the SP-104 license	0	4,162	4,162	0	0
Fair value adjustment to derivative liability in troubled debt restructuring	$ 0	$ 30,400	30,400	0	0
Related party debt converted to equity			289,733
Non-cash Consideration in Semnur Acquisition			0	409	0
Other Loan Forgiveness			0	1,536	0
Scilex Pharma Notes principal increase			0	28,000	0
Acquisition of right-of-use asset			320	0	0
Issuance of shares to Yorkville pursuant to Yorkville Purchase Agreement			1,238
Non-cash distribution to Sorrento			0	0	9,600
Accrual for transaction costs related to the Business Combination			1,372	0	0
Transaction costs obligation assumed by Sorrento			$ 5,148	$ 0	$ 0